Significant Components of Deferred Tax Assets and Liabilities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)
Deferred tax assets
Accrued pension and severance costs	$ 2,719	¥ 226,093		¥ 210,268
Accrued expenses and liabilities for quality assurances	4,757	395,513		277,696
Other accrued employees' compensation	1,239	103,020		106,404
Operating loss carryforwards for tax purposes	3,568	296,731		146,114
Tax credit carryforwards	1,531	127,289		73,061
Property, plant and equipment and other assets	2,119	176,229		188,745
Other	3,337	277,449		474,380
Gross deferred tax assets	19,270	1,602,324		1,476,668
Less - Valuation allowance	(3,375)	(280,685)	(2,877)	(239,269)	(208,627)	(82,191)
Total deferred tax assets	15,895	1,321,639		1,237,399
Deferred tax liabilities
Unrealized gains on securities	(1,766)	(146,874)		(147,494)
Undistributed earnings of foreign subsidiaries	(322)	(26,783)		(12,797)
Undistributed earnings of affiliates accounted for by the equity method	(6,961)	(578,756)		(575,929)
Basis difference of acquired assets	(461)	(38,351)		(38,977)
Lease transactions	(6,460)	(537,174)		(457,316)
Gain on securities contribution to employee retirement benefit trust	(800)	(66,523)		(66,523)
Other	(331)	(27,491)		(6,141)
Gross deferred tax liabilities	(17,101)	(1,421,952)		(1,305,177)
Net deferred tax asset (liability)	$ (1,206)	¥ (100,313)		¥ (67,778)